Exhibit 99.1

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Collection Period	30-Sep-19	30/360 Days	30	Collection Period Start	1-Sep-19
Distribution Date	15-Oct-19	Actual/360 Days	29	Collection Period End	30-Sep-19
				Prior Month Settlement Date	16-Sep-19
				Current Month Settlement Date	15-Oct-19

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	109,362,981.65	98,531,483.68	0.080106
Yield Supplement Overcollaterization		51,665,723.63	1,373,657.98	1,179,152.94
Total Adjusted Portfolio		1,230,010,825.44	107,989,323.67	97,352,330.74
Total Adjusted Securities		1,230,010,825.44	107,989,323.67	97,352,330.74	0.079148
Class A-1 Notes	0.40000%	260,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.87000%	360,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.37750%	100,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.37000%	354,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.67000%	106,810,000.00	58,788,498.23	48,151,505.30	0.450815
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	10,636,992.93	81,813.99	99.5879874	0.7659769
Certificates	0.00	0.00	—	—

Total Securities	10,636,992.93	81,813.99

I. COLLECTIONS

Interest:
Interest Collections				222,238.43
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				222,238.43
Principal:
Principal Collections				10,700,341.18
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				10,700,341.18
Recoveries of Defaulted Receivables				124,333.17
Servicer Advances				4,677.45

Total Collections				11,051,590.23

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			22,023	107,989,323.67
Total Principal Payment				10,636,992.93

			20,089	97,352,330.74

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	11,051,590.23
Reserve Account Draw	0.00
Total Available for Distribution	11,051,590.23
1. Reimbursement of Advance	7,168.80
2. Servicing Fee:
Servicing Fee Due	91,135.82
Servicing Fee Paid	91,135.82
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	81,813.99
Class A-4 Notes Monthly Interest Paid	81,813.99
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		81,813.99
Total Note Monthly Interest Paid		81,813.99
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		10,871,471.62
4. Total Monthly Principal Paid on the Notes		10,636,992.93
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		10,636,992.93
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		234,478.69
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		234,478.69

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,075,027.06
Required Reserve Account Amount		3,075,027.06
Beginning Reserve Account Balance		3,075,027.06
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,075,027.06
Required Reserve Account Amount for Next Period		3,075,027.06

VI. POOL STATISTICS

Weighted Average Coupon		2.46%
Weighted Average Remaining Maturity		15.81

	Amount	Number
Principal on Defaulted Receivables	131,156.79	15
Principal Recoveries of Defaulted Receivables	124,333.17

Monthly Net Losses	6,823.62
Pool Balance at Beginning of Collection Period	109,362,981.65
Net Loss Ratio for Third Preceding Collection Period	-0.37%
Net Loss Ratio for Second Preceding Collection Period	-0.16%
Net Loss Ratio for Preceding Collection Period	-0.70%
Net Loss Ratio for Current Collection Period	0.07%
Four-Month Average Net Loss Ratio	-0.29%
Cumulative Net Losses for all Periods	8,286,708.12

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,194,289.11	160	1.21%
61-90 Days Delinquent	217,639.43	35	0.22%
91-120 Days Delinquent	34,012.95	8	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,445,941.49	203	1.47%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.25%	0.19%
Delinquency Ratio for Second Preceding Collection Period	0.24%	0.16%
Delinquency Ratio for Preceding Collection Period	0.29%	0.22%
Delinquency Ratio for Current Collection Period	0.26%	0.21%
Four-Month Average Delinquency Ratio	0.26%	0.19%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.			NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

5. Has there been an issuance of notes or other securities backed by the Receivables?			NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO